SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

	As of December 31,		Estimated Useful Lives
Property & Equipment	2022	2021	(in Years)
Mobile Kiosk Display	$63,395	$18,120	3 years
Computer Equipment	44,901	2,662	3 Years
Office Equipment	17,273	-	3 Years
Internal-Use Software	16,775	-	3 to 5 Years
Property and equipment, gross	142,343	20,782
Less: Accumulated depreciation	(22,599)	(498)
Property and equipment, net	$119,744	$20,284